ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Communication Services - 10.5%
Interactive Media & Services - 10.5%
Alphabet, Inc. - Class A	14,166	$4,807,232
Meta Platforms, Inc. - Class A	2,204	1,261,438
Total Communication Services		6,068,670

Consumer Discretionary - 13.9%
Automotive Retail - 1.9%
O'Reilly Automotive, Inc. (a)	12,375	1,098,900

Broadline Retail - 9.3%
Amazon.com, Inc. (a)	20,634	5,360,094

Homebuilding - 2.7%
DR Horton, Inc.	10,875	1,572,090
Total Consumer Discretionary		8,031,084

Consumer Staples - 1.4%
Food Distributors - 1.4%
US Foods Holding Corp. (a)	7,904	828,655

Energy - 2.5%
Integrated Oil & Gas - 2.5%
ExxonMobil Holdings Corp.	9,053	1,457,080

Financials - 11.2%
Diversified Banks - 1.4%
PNC Financial Services Group, Inc.	3,324	796,530

Diversified Financial Services - 1.6%
Apollo Global Management, Inc.	6,984	953,875

Investment Banking & Brokerage - 1.1%
Charles Schwab Corp.	5,858	643,326

Property & Casualty Insurance - 2.7%
Progressive Corp.	7,125	1,553,820

Transaction & Payment Processing Services - 4.4%
Mastercard, Inc. - Class A	4,291	2,528,729
Total Financials		6,476,280

ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Health Care - 7.8%
Health Care Facilities - 2.1%
HCA Healthcare, Inc.	2,974	$1,232,574

Life Sciences Tools & Services - 1.5%
Medpace Holdings, Inc. (a)	1,495	888,015

Pharmaceuticals - 4.2%
Jazz Pharmaceuticals PLC (a)	5,075	1,272,201
Viatris, Inc.	68,229	1,126,461
		2,398,662
Total Health Care		4,519,251

Industrials - 14.1%
Aerospace & Defense - 3.9%
TransDigm Group, Inc.	1,915	2,243,882

Diversified Support Services - 1.6%
Cintas Corp.	4,706	949,624

Electrical Components & Equipment - 2.6%
Eaton Corp. PLC	2,139	859,621
Regal Rexnord Corp.	4,172	661,054
		1,520,675
Environmental & Facilities Services - 2.1%
Waste Connections, Inc.	7,251	1,198,735

Trading Companies & Distributors - 3.9%
United Rentals, Inc.	2,161	2,243,118
Total Industrials		8,156,034

Information Technology - 35.1% (b)
Semiconductor Materials & Equipment - 4.1%
Applied Materials, Inc.	5,160	2,365,293

Semiconductors - 13.5%
Broadcom, Inc.	5,979	2,214,263
NVIDIA Corp.	25,384	5,604,279
		7,818,542
Systems Software - 10.7%
Fortinet, Inc. (a)	11,201	1,914,587
Microsoft Corp.	8,404	4,263,265
		6,177,852

ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	6,995	$2,216,366
Dell Technologies, Inc. - Class C	3,760	1,714,597
		3,930,963
Total Information Technology		20,292,650

Utilities - 1.3%
Electric Utilities - 1.3%
NextEra Energy, Inc.	8,723	718,252
TOTAL COMMON STOCKS (Cost $44,429,383)		56,547,956

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.2%
First American Government Obligations Fund - Class X, 3.59% (c)	1,248,890	1,248,890
TOTAL MONEY MARKET FUNDS (Cost $1,248,890)		1,248,890

TOTAL INVESTMENTS - 100.0% (Cost $45,678,273)		$57,796,846
Other Assets in Excess of Liabilities - 0.0% (d)		15,456
TOTAL NET ASSETS - 100.0%		$57,812,302

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARGENT LARGE CAP ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Argent Large Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$56,547,956	$—	$—	$56,547,956
Money Market Funds	1,248,890	—	—	1,248,890
Total Investments	$57,796,846	$—	$—	$57,796,846
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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